SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity

A summary of employee option activity under the Plan as of December 31, 2021 and changes during the year ended December 31, 2021 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2021	134,533	4.55	96	108
Granted	270,200	5.59	114	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding at December 31, 2021	404,733	5.24	105	14

Exercisable at December 31, 2021	120,048	4.51	92	10